August 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Series Fund, Inc. (“Registrant”) File Nos. 33-41694; 811-06352

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s ING Capital Allocation Fund Class W shares’ Prospectus, ING Core Equity Research Fund Class R shares’ and ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund Class W shares’ Prospectus; and ING Global Target Payment Fund Class R shares’ Prospectus, Registrant’s ING Capital Allocation Fund Class W shares’ Statement of Additional Information (“SAI”) and ING Core Equity Research Fund Class R shares’, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund Class W shares’ SAI and ING Global Target Payment Fund Class R shares’ SAI, each dated August 5, 2011, contained in Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at 480-477-2659.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Senior Counsel
ING U.S. Legal Services

cc:	Philip H. Newman, , Esq.
Goodwin Procter LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com